16. Contingent Liability (Details Narrative) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Loans sold through the MPF program	$ 38,935,411	$ 43,006,299
Notional amount of the maximum CEO	637,102	719,067
Accrued contingent liability	$ 84,944	$ 84,727